ADDITIONAL INFORMATION TO CASH FLOWS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Information To Cash Flows
Income tax and social contribution paid	R$ 3,100,349	R$ 3,062,047	R$ 542,877
Addition to PP&E with interest capitalization (notes 11 and 28)	135,242	87,414	92,506
Remeasurement and addition – Right of use (note 11 i)	125,946	171,215	109,993
Addition to PP&E without adding cash	60,329	69,788	30,345
Capitalization in subsidiaries without cash	367,000		104,809
Addition to investment property without cash effect			61,597
Net additional cash	R$ 3,788,866	R$ 3,390,464	R$ 942,127